Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Partners'/Members' Equity (Deficit):
Total Partners'/Member's Equity	$ 6,523,185	$ 232
SQN Alternative Investment Fund III L.P.
Assets
Cash and cash equivalents	641,510	232
Escrow deposits Limited Partners contributions	2,636,731
Accounts receivable	28,497
Investment in finance leases, net	4,310,875
Initial direct costs, net of accumulated amortization of $24,596 and $-	150,190
Equipment notes receivable, including accrued interest	1,407,231
Other assets	74,783
Total Assets	9,249,817	232
Liabilities:
Accounts payable and accrued expenses	91,632
Due to SQN Securities, LLC	1,000
Limited Partners contributions received in advance	2,634,000
Total Liabilities	2,726,632
Partners'/Members' Equity (Deficit):
Limited Partners	6,529,827	133
General Partner/Members deficit attributable to SQN AIF III GP, LLC	(6,642)	99
Total Partners'/Member's Equity	6,523,185	232
Total Liabilities and Partners'/Members' Equity	9,249,817	232
SQN AIF III GP, LLC and Subsidiary
Assets
Cash and cash equivalents	641,510
Escrow deposits Limited Partners contributions	2,636,731
Accounts receivable	28,497
Investment in finance leases, net	4,310,875
Initial direct costs, net of accumulated amortization of $24,596 and $-	150,190
Equipment notes receivable, including accrued interest	1,407,231
Other assets	74,783
Total Assets	9,249,817
Liabilities:
Accounts payable and accrued expenses	91,632
Due to SQN Securities, LLC	1,000
Limited Partners contributions received in advance	2,634,000
Total Liabilities	2,726,632
Commitments and contingencies
Partners'/Members' Equity (Deficit):
Limited Partners/Noncontrolling interest in consolidated subsidiary	6,529,827
General Partner/Members deficit attributable to SQN AIF III GP, LLC	(6,642)
Total Partners'/Member's Equity	6,523,185
Total Liabilities and Partners'/Members' Equity	9,249,817
SQN AIF III GP, LLC
Assets
Investment in limited partnership		99
Total Assets		99
Partners'/Members' Equity (Deficit):
Total Partners'/Member's Equity		99
Total Liabilities and Partners'/Members' Equity		$ 99